INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities	At December 31, 2021 and 2020, the components of these temporary differences and the deferred tax asset were as follows:

	As of December 31,
	2021	2020
Deferred Tax Asset
Accrued Expenses	$104,000	$22,000
Inventory Allowance	98,000	137,000
Other	5,000	10,000
Operating Lease Liability	1,280,000	1,183,000
Tax effect of NOL carryforward	74,167,000	72,307,000
Depreciation	596,000	355,000
Warranty reserve	5,000	3,000
Gross Deferred Tax Asset	76,255,000	74,017,000
Valuation Allowance	(75,003,000)	(72,555,000)
Net Deferred Tax Asset	$1,252,000	$1,462,000
Operating lease right-of-use asset, net	(1,231,000)	(1,287,000)
Amortization	(21,000)	(175,000)
Net Deferred Tax Liability	$(1,252,000)	$(1,462,000)
Total	—	—

Schedule of Effective Income Tax Rate Reconciliation

The Company’s effective tax rate for the years ended December 31, 2021 and 2020 differs from the statutory rate due to the following (expressed as a percentage of pre-tax income):

	2021	2020
Federal statutory rate	21.0%	21.0%
State statutory rate	5.4%	6.9%
Permanent tax differences	(3.9)%	3.7%
Derivative/Warrant Revaluation	—%	(30.9)%
Debt Discount	12.7%	1.6%
Deferred true-ups	4.9%	48.9%
Other	0.7%	—%
Change in valuation allowance	(40.8)%	(51.2)%
	—%	—%